Schedule of Investments (unaudited) July 31, 2019	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 92.5%

Argentina — 1.8%
Grupo Financiero Galicia SA — ADR	291,376	$10,705,154

Brazil — 10.5%
BB Seguridade Participacoes SA	1,430,978	12,167,447
Cia Brasileira de Distribuicao, Preference Shares, ADR	54,510	1,327,863
Itau Unibanco Holding SA, Preference Shares — ADR	1,112,499	10,179,366
Neoenergia SA	1,937,007	9,257,801
Notre Dame Intermedica Participacoes SA	1,361,905	15,594,809
Petroleo Brasileiro SA — ADR(a)	942,753	14,188,432

		62,715,718

China — 29.0%
Alibaba Group Holding Ltd. — ADR(b)	57,448	9,944,823
Bank of China Ltd., Class H	47,976,200	19,482,542
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,909,898	6,342,935
Bilibili, Inc. — ADR(a)(b)	416,898	6,316,005
China Overseas Land & Investment Ltd.	2,366,000	8,065,826
CNOOC Ltd.	3,919,000	6,461,505
Han’s Laser Technology Industry Group Co. Ltd., Class A	919,905	3,848,557
iQIYI, Inc., ADR(a)(b)	410,557	7,632,255
Kunlun Energy Co. Ltd.	10,926,000	9,528,864
Li Ning Co. Ltd.	4,241,500	10,457,011
Momo, Inc., ADR	271,043	9,207,331
New Oriental Education & Technology Group, Inc. — ADR(b)	72,541	7,566,752
Ping An Insurance Group Co. of China Ltd., Class H	1,337,000	15,757,626
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	265,344	6,060,329
SJM Holdings Ltd.	10,821,000	11,747,035
Tencent Holdings Ltd.	600,210	27,965,563
Wynn Macau Ltd.	3,030,800	6,800,601

		173,185,560

Egypt — 1.2%
Commercial International Bank Egypt SAE	1,658,684	7,251,105

Hong Kong — 1.5%
Health & Happiness H&H International Holdings Ltd.(a)	1,538,500	8,963,824

India — 6.2%
Fortis Healthcare Ltd.(b)	3,031,883	5,280,879
HDFC Bank Ltd.	348,387	11,364,226
Jindal Steel & Power Ltd.(b)	2,629,629	5,123,001
Petronet LNG Ltd.	1,958,570	6,712,869

Security	Shares	Value

India (continued)
Tech Mahindra Ltd.	944,772	$8,704,773

		37,185,748

Indonesia — 3.0%
Astra International Tbk PT	19,845,900	9,836,217
Bank Mandiri Persero Tbk PT	13,940,100	7,842,616

		17,678,833

Israel — 1.2%
Israel Chemicals Ltd.	1,358,495	7,311,384

Italy — 0.6%
Prada SpA(a)	1,099,100	3,373,966

Mexico — 5.2%
Fomento Economico Mexicano SAB de CV	626,318	5,676,939
Fomento Economico Mexicano SAB de CV — ADR	85,268	7,733,808
Grupo Aeroportuario del Pacifico SAB de CV, ADR	39,216	3,925,129
Grupo Aeroportuario del Pacifico SAB de CV, Class B	394,225	3,956,084
Grupo Financiero Banorte SAB de CV, Series O	1,896,713	9,549,012

		30,840,972

Panama — 1.9%
Copa Holdings SA, Class A	113,197	11,444,217

Philippines — 1.7%
Bank of the Philippine Islands	5,619,640	9,904,945

Poland — 1.6%
Powszechna Kasa Oszczednosci Bank Polski SA	902,801	9,506,973

Russia — 5.3%
Mobile TeleSystems OJSC	1,072,551	4,456,919
Mobile TeleSystems PJSC — ADR	729,060	5,956,420
Polyus PJSC	27,697	2,806,657
Polyus PJSC — GDR	77,040	3,901,490
Sberbank of Russia PJSC	498,273	1,818,024
Sberbank of Russia PJSC — ADR	834,021	12,380,261

		31,319,771

South Korea — 10.8%
NCSoft Corp.	29,597	12,045,436
Samsung Electronics Co. Ltd.	658,493	24,940,229
Samsung SDI Co. Ltd.	39,840	8,296,770
SK Holdings Co. Ltd.	37,955	7,057,253
SK Hynix, Inc.	183,969	11,776,616

		64,116,304

Taiwan — 4.4%
Merry Electronics Co. Ltd.	1,079,976	5,195,453
Nanya Technology Corp.	2,977,000	6,965,733

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Silicon Motion Technology Corp. — ADR	208,196	$7,536,695
Taiwan Semiconductor Manufacturing Co. Ltd.	829,000	6,816,909

		26,514,790

Thailand — 2.8%
Charoen Pokphand Foods PCL — NVDR	9,604,700	8,633,792
Land & Houses PCL, Foreign Registered Shares	2,528,000	923,801
Land & Houses PCL — NVDR	20,107,000	7,349,274

		16,906,867

Turkey — 0.7%
Koza Altin Isletmeleri AS(b)	421,777	4,290,638

United Arab Emirates — 1.4%
NMC Health PLC(a)	274,124	8,186,208

United Kingdom — 1.7%
Prudential PLC	486,511	10,009,589

Total Common Stocks — 92.5% (Cost — $518,028,585)		551,412,566

Participation Notes — 0.0%

Taiwan — 0.0%
Deutsche Bank AG (Merry Electronics Co. Ltd.), due 02/01/28(b)	4,538	22,037

Total Participation Notes — 0.0% (Cost — $16,494)		22,037

Security	Shares	Value

Preferred Stocks — 1.2%

Brazil — 1.2%
Banco Nacional SA, Preference Shares, 0.00%(b)(c)	42,567,626	$112
Cia Brasileira de Distribuicao, Preference Shares, 0.00%	275,113	6,743,831

Total Preferred Stocks — 1.2% (Cost — $6,616,868)		6,743,943

Total Long-Term Investments — 93.7% (Cost — $524,661,947)		558,178,546

Short-Term Securities — 9.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(d)(f)	29,444,656	29,444,656
SL Liquidity Series, LLC, Money Market Series, 2.50%(d)(e)(f)	27,830,491	27,836,056

Total Short-Term Securities — 9.6% (Cost — $57,281,239)		57,280,712

Total Investments — 103.3% (Cost — $581,943,186)		615,459,258

Liabilities in Excess of Other Assets — (3.3)%		(19,450,132)

Net Assets — 100.0%		$596,009,126

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	12,423,517	17,021,139	29,444,656	$29,444,656	$398,797		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,869,518	22,960,973	27,830,491	27,836,056	106,700	(b)	147	(301)

				$57,280,712	$505,497		$147	$(301)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Emerging Markets Fund, Inc.

Currency Abbreviations

KRW	South Korean Won

NOK	Norwegian Krone

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	339	09/20/19	$17,384	$(243,140)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,086,951	KRW	13,044,352,303	Goldman Sachs International	08/30/19	$99,728

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Emerging Markets Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks:
Argentina	$10,705,154	$—		$—	$10,705,154
Brazil	62,715,718	—		—	62,715,718
China	40,667,166	113,970,758		—	154,637,924
Egypt	7,251,105	—		—	7,251,105
Hong Kong	—	27,511,460		—	27,511,460
India	—	37,185,748		—	37,185,748
Indonesia	—	17,678,833		—	17,678,833
Israel	—	7,311,384		—	7,311,384
Italy	—	3,373,966		—	3,373,966
Mexico	30,840,972	—		—	30,840,972
Panama	11,444,217	—		—	11,444,217
Philippines	—	9,904,945		—	9,904,945
Poland	—	9,506,973		—	9,506,973
Russia	5,956,420	25,363,351		—	31,319,771
South Korea	12,045,436	52,070,868		—	64,116,304
Taiwan	7,536,695	18,978,095		—	26,514,790
Thailand	—	16,906,867		—	16,906,867
Turkey	—	4,290,638		—	4,290,638
United Arab Emirates	—	8,186,208		—	8,186,208
United Kingdom	—	10,009,589		—	10,009,589
Participation Notes	—	22,037		—	22,037
Preferred Stocks	6,743,831	—		112	6,743,943
Short-Term Securities	29,444,656	—		—	29,444,656

	$225,351,370	$362,271,720		$112	$587,623,202

Investments Valued at NAV(a)					27,836,056

					$615,459,258

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$99,728		$—	$99,728
Liabilities:
Equity contracts	(243,140)	—		—	(243,140)

	$(243,140)	$99,728	$		$(143,412)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5